Note 17 - Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
1 7 .	RELATED PARTY BALANCES AND TRANSACTIONS

During the period, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

(a)
For the
six
-month period ended
June 30, 2019,
the Company charged
$55,997
(
2018
-
$109,717
) to the corporations with director or officer in common for rent, administration, office charges and telecommunications.

(b)
Key management compensation for the
six
-month period ended
June 30, 2019
was
$159,000
(
2018
–
$165,000
) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company, of which
$132,500
(
2018
-
$165,000
) is unpaid and included accrued liabilities.

(c)	As of June 30, 2019, the Company had repaid all loans payable. Interest expense paid related to these loans is $8,254 ( 2018 - $12,960 ).